AdvisorShares EquityPro ETF (Prospectus Summary) | AdvisorShares EquityPro ETF
AdvisorShares EquityPro ETF

ADVISORSHARES TRUST

AdvisorShares EquityPro ETF

NYSE Arca Ticker: EPRO

Supplement dated August 5, 2014

to the Summary Prospectus and Prospectus dated December 1, 2013

This supplement provides new and additional information beyond that contained in the
Summary Prospectus and Prospectus (together, the “Prospectuses”) for the AdvisorShares EquityPro ETF (the “Fund”) and should be read in conjunction with the Prospectuses.

In addition to the securities described in the Principal Investment Strategies sections of the Prospectuses, the Fund may invest up to 10% of its net assets in U.S.-listed options to gain market exposure and/or hedge against market declines. Options are a type of derivative and subject the Fund to the following risks:

Risk

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk.

Options Risk. Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The value of the Fund’s positions in options fluctuates in response to changes in the value of the underlying security. The Fund also risks losing all or part of the cash paid for purchasing call and put options. Fund assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management as well as the ability of the Fund to meet other current obligations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.